Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Restricted Cash
Note 4—Restricted Cash
Pursuant to the terms of the credit facility agreements and the mortgage loans described in Note 6, we are required to establish, maintain, and fund from time to time (generally either monthly or at the time borrowings are funded) certain specified reserve accounts. These reserve accounts include, but are not limited to, the following types of accounts: (i) completion reserves; (ii) renovation reserves; (iii) leasing commission reserves; (iv) debt service reserves; (v) property tax reserves; (vi) insurance premium and deductible reserves; (vii) standing reserves; (viii) special reserves; (ix) termination fee reserves; (x) eligibility reserves; (xi) collections; and (xii) non-conforming property reserves. In February 2017, the credit facilities were repaid in full and all related reserve accounts were released. Prior to that time, the credit facility reserve accounts were under the sole control of the Administrative Agent, as defined in the credit facility agreements. The reserve accounts associated with the mortgage loans are under the sole control of the loan servicer. Additionally, we hold security deposits pursuant to resident lease agreements that are required to be segregated. Accordingly, amounts funded to these reserve accounts and security deposit accounts have been classified within our condensed consolidated balance sheets as restricted cash. We also hold letters of credit as required by certain of our insurance policies.
The amounts funded, and to be funded, to the reserve accounts are subject to formulae included in the credit facility agreements and mortgage loan agreements and are to be released to us subject to certain conditions specified therein being met. To the extent that an event of default were to occur, the loan servicer (as it relates to the mortgage loans) has discretion to use such funds to either settle the applicable operating expenses to which such reserves relate or reduce the allocated loan amount associated with a residential property of ours.
As of June 30, 2017 and December 31, 2016, the balances in our restricted cash accounts are as set forth in the table below. At December 31, 2016, no amounts were funded to the completion, renovation, leasing commission, debt service, termination fee, and nonconforming property reserve accounts as the conditions specified in the credit facility agreements that require such funding did not exist, and none are required at June 30, 2017 as the credit facilities had been repaid in full.

	June 30, 2017	December 31, 2016
Resident security deposits	$88,871	$86,239
Collections	12,281	42,767
Property taxes	32,449	52,256
Insurance premium and deductible	—	4,432
Standing and capital expenditure reserves	1,754	24,409
Special reserves	—	34
Eligibility reserves	398	9,274
Letters of credit	2,511	2,681
Total	$138,264	$222,092

Restricted Cash
Pursuant to the terms of the credit facility agreements and the mortgage loans described in Note 6, we are required to establish, maintain, and fund from time to time (generally either monthly or at the time borrowings are funded) certain specified reserve accounts. These reserve accounts include, but are not limited to the following types of accounts: (i) completion reserves; (ii) renovation reserves; (iii) leasing commission reserves; (iv) debt service reserves; (v) property tax reserves; (vi) insurance premium and deductible reserves; (vii) standing reserves; (viii) special reserves; (ix) termination fee reserves; (x) eligibility reserves; (xi) collections; and (xii) non-conforming property reserves. These reserve accounts are under the sole control of the Administrative Agent, as defined in the credit facility agreements, and the loan servicer of the mortgage loans. Additionally, we hold security deposits pursuant to resident lease agreements that are required to be segregated. Accordingly, amounts funded to these reserve accounts and security deposit accounts have been classified within our combined and consolidated balance sheets as restricted cash. Additionally, we hold letters of credit as required by certain of our insurance policies.
The amounts funded, and to be funded, to the reserve accounts are subject to formulae included in the credit facility agreements and mortgage loan agreements and are to be released to us subject to certain conditions (in consultation with the other named lenders to the credit facility agreements) specified therein being met. To the extent that an event of default were to occur, the loan servicer (as it relates to the Securitizations) and the Administrative Agent (in consultation with the other named lenders to the credit facilities, as it relates to the credit facilities) have discretion to use such funds to either settle the applicable operating expenses to which such reserves relate or reduce the allocated loan amount associated with a residential property of ours.
At December 31, 2016 and 2015, the balances in our restricted cash accounts are as set forth in the table below. No amounts were funded to the completion, renovation, leasing commission, debt service, termination fee, and nonconforming property reserve accounts as the conditions specified in the credit facility agreements that require such funding did not exist.

	December 31, 2016	December 31, 2015
Resident security deposits	$86,239	$80,311
Collections	42,767	47,256
Property taxes	52,256	44,697
Insurance premium and deductible	4,432	4,298
Standing and capital expenditure reserves	24,409	21,382
Special reserves	34	7,495
Eligibility reserves	9,274	13,735
Letters of credit	2,681	—
Total	$222,092	$219,174